NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
NET REVENUES
Schedule of key revenue streams

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net Revenues
Net revenues from franchised teahouses	4,395,908	11,632,374	11,417,091
– Sales of products	4,148,198	10,788,976	10,440,456
– Raw materials & packaging	3,585,139	9,890,969	10,083,091
– Teahouse equipment and other supplies	563,059	898,007	357,365
– Franchising and other services	247,710	843,398	976,635
Net revenues from company-owned teahouses	244,263	773,208	1,490,316
	4,640,171	12,405,582	12,907,407

Schedule of significant changes to the contract liabilities	A summary of significant changes to the contract liabilities balances as of December 31, 2023, 2024 and 2025 is presented below.

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	46,521	341,907	522,646
Revenue recognized that was included in unamortized upfront fees received from franchisees at the beginning of the year	(5,394)	(45,263)	(68,790)
Increase for upfront fees associated with contracts that became effective during the year, net of amounts recognized as revenue during the year	161,121	164,398	17,735
Increase for payments received in advance of transferring control of goods to franchised stores and franchise related service fee, net of amounts recognized as revenue during the year	139,659	61,604	8,111
Balance as of December 31	341,907	522,646	479,702

Schedule of expected recognition contract liabilities

As of December 31, 2025
RMB
Less than 1 year	293,706
1 – 2 years	82,865
2 – 3 years	64,693
3 – 4 years	29,391
4 – 5 years	5,985
Thereafter	3,062
Total	479,702